Summary of warrants activity reclassified equity (Details) $ / shares in Units, $ in Thousands	3 Months Ended
Mar. 31, 2026 USD ($) $ / shares shares
Warrants
Warrants outstanding, beginning of year | shares	583,090
Weighted average exercise price, beginning of year | $ / shares	$ 1.93
Warrants outstanding, beginning of year, value | $	$ 1,124
Warrants, exercised | shares	(829)
Weighted average exercise price, exercised | $ / shares	$ 0.01
Warrants outstanding, exercised, value | $	$ (1)
Warrants, expired | shares	(33,817)
Weighted average exercise price,expired | $ / shares	$ 112.53
Warrants outstanding, expired, value | $
Change in fair value of warrants | shares
Weighted average exercise price, Change in fair value of warrants | $ / shares
Change in fair value of warrants, value | $	$ (554)
Warrants outstanding, ending of year | shares	548,444
Weighted average exercise price, ending of year | $ / shares	$ 0.01
Warrants outstanding, ending of year, value | $	$ 569